Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2015	2014
Deferred assets
Unrealized foreign currency translation adjustments	$991	$359
Accrued liabilities	41	41
Other assets	8	115

Total deferred assets	1,040	515

Deferred liabilities
Unrealized net capital gains	(84,963)	(91,691)
Difference in tax bases of investments	(63,767)	(64,725)
Life and annuity reserves	(36,021)	(25,871)
DAC	(29,090)	(28,375)
Other liabilities	(2,703)	(2,802)

Total deferred liabilities	(216,544)	(213,464)

Net deferred liability	$(215,504)	$(212,949)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Current	$31,062	$38,729	$6,463
Deferred	9,915	30,260	15,998

Total income tax expense	$40,977	$68,989	$22,461

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes	1.5	0.8	2.3
Other	(0.7)	(0.4)	(1.5)

Effective income tax rate	35.8%	35.4%	35.8%